Other accounts receivable	12 Months Ended
Dec. 31, 2021
Other accounts receivable [Abstract]
Other accounts receivable
8	Other accounts receivable

Other accounts receivable as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Current
Recoverable taxes	$202,903	$203,503
Services for port, maritime and other operations	57,620	54,288
Employees	3,287	4,495
Insurance claims	842	818
Others	7,369	1,157
	272,021	264,261

Non-current
Value added tax recoverable (a)	280,000	238,000
	$552,021	$502,261

(a)	During the 2021 and 2020, the VAT recovery processes have been affected by practices of the tax authorities to extend the recovery periods.